CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Shares Number	Equity Units Number	Common Shares and Equity Units Amount	Contributed Surplus	Warrants	Stock Options	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2014				$ 289,326,172	$ 11,682,644	$ 543,915	$ 20,669,308	$ (343,215,476)	$ 17,004
Balance (in shares) at Dec. 31, 2014		76,077,547	100
Net loss								(18,135,897)
Other comprehensive income									52,074
Stock option compensation							315,273
Fair value of options exercised				461,256			(461,256)
Equity Units converted to shares		100	(100)
Warrant expiration					543,915	$ (543,915)
Equity component of convertible notes (Note 10)					18,209,066
Common shares issued for:
Option exercises				679,990
Option exercises (in shares)		369,500
Balance at Dec. 31, 2015	$ (19,855,927)			290,467,418	30,435,625		20,523,325	(361,351,373)	69,078
Balance (in shares) at Dec. 31, 2015		76,447,147	0
Common shares issued for:
Private placement				34,108,113
Private placement (in shares)		8,562,500
Option exercises				4,136,860
Option exercises (in shares)		2,273,000
Balance at Jun. 30, 2016				331,880,491	$ 30,435,625		17,367,006	(370,911,180)	256,746
Balance (in shares) at Jun. 30, 2016		87,282,647
Balance at Jun. 30, 2016	$ 9,028,688
Common shares issued for:
Net loss								$ (9,559,807)
Other comprehensive income									$ 187,668
Stock option compensation							11,781
Fair value of options exercised				$ 3,168,100			$ (3,168,100)